SHARE CAPITAL	12 Months Ended
Dec. 31, 2014
SHARE CAPITAL [Abstract]
SHARE CAPITAL

NOTE 14 -    SHARE CAPITAL

a.      In December 2006 and in June 2007, the Company raised $120,000 and $30,000, respectively from two major shareholders (the “Investors”). The amount of shares purchased by the Investors and their assignees in 2006 and 2007, including shares issued upon the exercise of their 2006 Warrants, were subject to adjustment for all losses, indemnities, liabilities and expenses exceeding, or not otherwise covered by, the Company's insurance coverage, in connection with a concluded investigation by the United States Securities and Exchange Commission, securities class action lawsuits (settled in 2008) and certain other matters relating, in whole or in part, to matters occurring prior to the closing of the 2006 purchase of shares (the “Relevant Amounts”). These adjustments were made by the issuance to the Investors and their assignees of additional ordinary shares for no additional consideration.

Pursuant to these adjustment provisions, on March 18, 2009, the Company issued 2,878,463 shares to the Investors and certain assignees. In addition, an adjustment was made to the exercise price under the 2,500,000 then outstanding warrants  issued to the Investors in the 2006 transaction to reflect an exercise price of 110% of the adjusted price per share paid by the Investors. Based upon Relevant Amounts incurred by the Company to December 2008, the exercise price of such warrants was reduced to $8.53 per share (see also c below).

b.      On June 25, 2009, the Company consummated a $15,000 equity financing, pursuant to several share purchase agreements (the “2009 Purchase Agreements”) entered into with each of its two major shareholders and a new external investor investing through two parallel funds, which provided for the sale and issuance by the Company to such investors of an aggregate of 1,604,278 of the Company's ordinary shares at a price of $9.35 per share The 2009 Purchase Agreements also provided for the grant by the Company to such investors of five-year warrants to purchase an aggregate of 802,139 of the Company's ordinary shares at an exercise price of $11.05 per share . The Company classified the warrants granted as equity instruments in accordance with ASC 815. The warrant expired on June 2014.

Stock Option and Share Incentive Plans

The Company has two active Stock Option and Share Incentive Plans, described below, under which employees, officers, non-employee directors and non-employees of the Company and its subsidiaries may be granted options to purchase ordinary shares of the Company. All of such plans are administered by the Company's board of directors. Options granted under these plans may not expire later than ten years from the date of grant.

Options granted under all share incentive plans that are cancelled or forfeited before expiration become available for future grant.

2000 Share Option Plan (the “2000 Plan”)

The Company's 2000 Plan, as most recently amended in September 2006, permitted the grant, through July 2011, of stock options to directors, officers, employees and certain consultants and dealers of the Company and its subsidiaries. Although no further grants may be made under this plan, existing awards continue in full force in accordance with the terms under which they were granted.

2007 Share Incentive Plan (the “2007 Plan”)

The 2007 Plan permits the grant, through January 2017, of awards consisting of stock options, restricted stock, and other share-based awards (including cash and stock appreciation rights) to the Company's and its subsidiaries employees, directors, officers, consultants, advisors, suppliers and any other person or entity whose services are considered valuable to the Company. As of December 31, 2013, and 2014, 2,529,412 and 2,764,707 (as last amended in December, 2013) ordinary shares are reserved for option grants under such plan respectively.

During 2013 and 2014, the Company granted stock options pursuant to the 2007 Plan. Awards granted under the 2007 Plan are generally exercisable over four years.

On May 31, 2012, the Company's board of directors extended the contractual term of stock options for the purchase of the Company's shares that had been granted to our employees, including members of senior management, between December 1, 2006 and December 31, 2009, inclusive, from a term of seven years to a term of ten years from the respective date of grant.

On December 11, 2012 the Company's shareholders extended the contractual terms of stock options granted to its directors from a term of seven years to a term of ten years from the respective date of grant.

Such modification (extension of contractual terms) was accounted for pursuant to the guidance of ASC 718. The Company recognized compensation expenses relating to such modifications during the year ended December 31, 2012 in the amount of $1,503.

                                   On December 4, 2013, the Company's board of directors adopted an amendment to the 2007 Plan, increasing the number of ordinary shares reserved for issuance under the 2007 Plan from 1,823,530 to 2,529,412 such number to be subject to an annual increase on the first day of each fiscal year during the term of the 2007 Plan, beginning on January 1, 2014, in an amount equal to the least of (i) 588,236 ordinary shares, (ii) two percent of the outstanding ordinary shares on the last day of the immediately preceding year, and (iii) an amount determined by the board of directors.

On December 30, 2013 the Company's board of directors determined to increase the ordinary shares reserved for issuance under the 2007 plan by 235,295 from 2,529,412 to 2,764,707 effective January 1, 2014.

A summary of the status of the Company's option plans as of December 31, 2013 and 2014 and the changes during the years ended on that dates is presented below:

(*) Adjusted to reflect reverse split and share dividend (see Note 1(b))

	Year ended December 31, 2013 (*)
	Amount of options	Weighted average exercise price	Aggregate intrinsic value

Options outstanding at beginning of period	2,073,584	10.54
Changes during the period:
Granted	552,647	10.8
Exercised	(588)	22.44
Forfeited or cancelled	(264,310)	17.97
Options outstanding at the period end	2,361,333	9.78	14,041

Options vested and expected to vest at the period end	2,228,632	9.73	13,821

Options exercisable at the period end	1,255,494	9.12	8,762

(*)	Adjusted to reflect reverse split and share dividend (see Note 1(b))

	Year ended December 31, 2014
	Amount of options	Weighted average exercise price	Aggregate intrinsic value
Options outstanding at beginning of period	2,361,333	9.78
Changes during the period:
Granted	383,180	10.20
Exercised	(336,316)	7.98
Forfeited or cancelled	(310,350)	10.22
Options outstanding at the period end	2,097,847	10.08	1,117

Options vested and expected to vest at the period end	1,986,223	10.06	1,085

Options exercisable at the period end	1,167,647	9.84	847

The total intrinsic value for the options exercised during the year ended December 31, 2013 and 2014 was $0 and $602, respectively.

The options outstanding as of December 31, 2013 and 2014, have been separated into ranges of exercise prices, as follows:

Range of exercise prices	Options outstanding as of December 31, 2013	Weighted average remaining contractual term	Weighted average exercise price	Options exercisable as of December 31, 2013	Weighted average remaining contractual term	Weighted average exercise price
$		years	$		years	$

9.99 – 0	933,862	3.04	8.66	915,814	3.03	8.65
14.99 – 10.00	1,427,471	5.99	10.51	339,680	5.32	10.38
15.00 and above	-	-	-	-	-	-
	2,361,333	4.82		1,255,494	3.65

Range of exercise prices	Options outstanding as of December 31, 2014		Weighted average remaining contractual term	Weighted average exercise price	Options exercisable as of December 31, 2014	Weighted average remaining contractual term	Weighted average exercise price
$			years	$		years	$

9.99 – 0	656,957		3.10	9.05	514,824	2.16	9.05
10.00 – 14.99	1,435,595		5.11	10.53	652,823	4.70	10.45
15.00 and above	5,295		6.10	15.73	-	-
	2,097,847	(*)	4.48		1,167,647	3.58

(*)	1,954,612 options out of the total outstanding options are eligible for share dividend upon exercise. (See also note 1(b)).

c.       All outstanding options and warrants to purchase Ordinary Shares as of February 24, 2014 (the “x” day),  automatically adjusted following the reverse share split and the share dividend, described in Note 1(b),  to be treated identically to our outstanding shares. Therefore, all options and warrants are exercisable for Ordinary B Shares (including the share dividend, where applicable).